ASSETS (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets Details
Raw materials and supplies	$ 8,088	$ 77,649	$ 191,186
Work in process	28,410	90,540	0
Finished goods	185,939	86,254	74,773
Total	$ 222,437	$ 254,443	$ 265,959